Jan. 29, 2015
Retail | Fidelity Cash Reserves
Supplement to the
Fidelity® Cash Reserves and Fidelity U.S. Government Reserves
January 29, 2015
Prospectus

Effective November 20, 2015, references to Fidelity U.S. Government Reserves throughout this prospectus are no longer applicable.

Effective December 1, 2015, Fidelity Cash Reserves has transitioned to a government money market fund and has changed its name to Fidelity Government Cash Reserves.

Effective December 1, 2015, the following "Principal Investment Strategies" and "Principal Investment Risks" replace the existing information beginning on page 2.

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.
Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.